PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks
Automobiles 4.6%
Ferrari NV (Italy)	1,810	$785,830
Banks 2.1%
NU Holdings Ltd. (Brazil) (Class A Stock)*	29,097	364,585
Biotechnology 2.4%
Vertex Pharmaceuticals, Inc.*	859	402,124
Broadline Retail 9.7%
Amazon.com, Inc.*	4,474	930,100
MercadoLibre, Inc. (Brazil)*	374	742,453
		1,672,553
Communications Equipment 2.8%
Arista Networks, Inc.*	1,198	486,172
Construction & Engineering 1.5%
Comfort Systems USA, Inc.	536	264,393
Electrical Equipment 4.3%
Eaton Corp. PLC	1,126	422,723
Schneider Electric SE	1,250	321,648
		744,371
Financial Services 2.4%
Mastercard, Inc. (Class A Stock)	784	417,825
Ground Transportation 1.6%
Uber Technologies, Inc.*	3,853	277,262
Hotels, Restaurants & Leisure 1.0%
Airbnb, Inc. (Class A Stock)*	1,236	168,232
Household Durables 2.4%
NVR, Inc.*	44	406,365
Interactive Media & Services 2.0%
Reddit, Inc. (Class A Stock)*	2,481	349,052

PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 8.5%
Eli Lilly & Co.	548	$435,852
Novo Nordisk A/S (Denmark), ADR	5,185	553,758
UCB SA (Belgium)	2,419	473,806
		1,463,416
Semiconductors & Semiconductor Equipment 13.2%
Broadcom, Inc.	2,366	383,481
NVIDIA Corp.	7,874	1,088,581
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	4,271	788,683
		2,260,745
Software 24.0%
Cadence Design Systems, Inc.*	1,910	586,007
Datadog, Inc. (Class A Stock)*	1,062	162,221
Fair Isaac Corp.*	264	627,008
HubSpot, Inc.*	260	187,473
Microsoft Corp.	2,935	1,242,855
Monday.com Ltd.*	1,136	324,169
Palo Alto Networks, Inc.*	995	385,881
ServiceNow, Inc.*	580	608,675
		4,124,289
Specialty Retail 3.3%
Industria de Diseno Textil SA (Spain)	10,348	570,601
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	4,648	1,103,110
Textiles, Apparel & Luxury Goods 4.5%
Hermes International SCA (France)	354	772,494

Total Long-Term Investments (cost $14,022,095)		16,633,419

PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value

Short-Term Investment 3.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $562,343)(wb)	562,343	$562,343

TOTAL INVESTMENTS 100.0% (cost $14,584,438)		17,195,762
Other assets in excess of liabilities 0.0%		3,584

Net Assets 100.0%		$17,199,346

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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